Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Lease Cost

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the six months ended June 30,
	2026	2025
Operating leases cost	$269,991	$202,730
Total	$269,991	$202,730

Supplemental cash flows information related to leases was as follows:

	For the six months ended June 30,
	2026	2025
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$273,482	$185,800

Schedule of Maturity of Lease Liabilities

The following table summarizes the maturity of lease liabilities under operating leases as of June 30, 2026:

Lease Payments
For the remaining period of 2026	272,474
2027	394,643
2028	70,000
Total lease payments	737,117
Less: imputed interest	34,532
Total	702,585
Less: current portion	517,542
Non-current portion	$185,043